Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 12,912	$ 7,239
Deposits	9,599	5,240
Other current assets	3,681	1,616
Foreign exchange contracts	0	4,503
Other current assets	$ 26,192	$ 18,598